Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Schedule of provisions

Included in non-current liabilities
	For contingencies
	12.31.22	12.31.21
At 12.31.21	7,755	7,145
Increases	2,622	3,569
Result from exposure to inflation for the year	(4,824)	(2,959)
At 12.31.22	5,553	7,755